MFS Global Total Return Fund (Prospectus Summary): | MFS Global Total Return Fund
MFS® Global Total Return Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is May 30, 2012.

MFS® Global Total Return Fund

The ticker symbol chart located on the front cover page is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	MFWTX
Class B	MFWBX
Class C	MFWCX
Class I	MFWIX
Class R1	MFWGX
Class R2	MGBRX
Class R3	MFWHX
Class R4	MFWJX
Class R5	MFWLX

The sub-sections entitled “Fees and Expenses” and “Example” beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 9 of the fund’s prospectus and “Waivers of Sales Charges” on page I-14 of the fund’s statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Global Total Return Fund	A		B	C	I	R1	R2	R3	R4	R5
Shareholder Fees, Column Name	A		B	C	I	ALL R	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Global Total Return Fund		A	B	C	I	R1	R2	R3	R4	R5
Operating Expenses, Column Name		A	B	C	I	R1	R2	R3	R4	R5
Management Fee		0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.14%
Total Annual Fund Operating Expenses		1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.98%
Fee Reductions and/or Expense Reimbursements	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.25%	2.00%	2.00%	1.00%	2.00%	1.50%	1.25%	1.00%	0.94%
[1]	Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.75% of the fund’s average daily net assets annually in excess of $500 million up to $1 billion, and 0.70% of the fund’s average daily net assets annually in excess of $1 billion. This written agreement will remain in effect until modified by the fund’s Board of Trustees, but such agreement will continue until at least February 28, 2014. In addition, Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.25% of the fund’s average daily net assets annually for each of Class A and Class R3 shares, 2.00% of the fund’s average daily net assets annually for each of Class B, Class C and Class R1 shares, 1.00% of the fund’s average daily net assets annually for each of Class I and Class R4 shares, 1.50% of the fund’s average daily net assets annually for Class R2 shares, and 0.94% of the fund’s average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least February 28, 2014.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Global Total Return Fund (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	695	955	1,239	2,045
B	Class B Shares assuming redemption at end of period	603	934	1,295	2,180
C	Class C Shares assuming redemption at end of period	303	634	1,095	2,372
I	Class I Shares	102	325	571	1,274
R1	Class R1 Shares	203	634	1,095	2,372
R2	Class R2 Shares	153	481	836	1,838
R3	Class R3 Shares	127	403	704	1,560
R4	Class R4 Shares	102	325	571	1,274
R5	Class R5 Shares	96	305	535	1,195

Expense Example, No Redemption MFS Global Total Return Fund (USD $)	Expense Example, No Redemption, By Year, Column	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	203	634	1,095	2,180
C	Class C Shares assuming no redemption at end of period	203	634	1,095	2,372

The paragraph that follows the Class A Bar Chart, and the Performance Table beneath the sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

The total return for the three-month period ended March 31, 2012 was 6.51%. During the period(s) shown in the bar chart, the highest quarterly return was 12.25% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (9.94)% (for the calendar quarter ended March 31, 2009).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Global Total Return Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	B Shares Returns Before Taxes		(2.46%)	1.86%	6.51%
C	C Shares Returns Before Taxes		0.56%	2.21%	6.37%
I	I Shares Returns Before Taxes		2.49%	3.24%	7.43%
R1	R1 Shares Returns Before Taxes		1.57%	2.18%	6.26%
R2	R2 Shares Returns Before Taxes		2.05%	2.70%	6.76%
R3	R3 Shares Returns Before Taxes		2.30%	2.95%	7.07%
R4	R4 Shares Returns Before Taxes		2.55%	3.20%	7.37%
R5	R5 Shares Returns Before Taxes		2.49%	3.24%	7.43%
A	A Shares Returns Before Taxes		(3.67%)	1.72%	6.45%
A After Taxes on Distributions	A Shares Returns After Taxes on Distributions		(4.25%)	0.70%	5.19%
A After Taxes on Distributions and Sales	A Shares Returns After Taxes on Distributions and Sale of Fund Shares		(2.04%)	1.09%	5.15%
Index Comparisons (Reflects no deduction for fees, expenses or taxes) MSCI World Index (gross div)	Index Comparisons (Reflects no deduction for fees, expenses or taxes) MSCI World Index (gross div)		(5.02%)	(1.82%)	4.15%
Index Comparisons (Reflects no deduction for fees, expenses or taxes) Barclays Capital Global Aggregate Bond Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Barclays Capital Global Aggregate Bond Index		5.64%	6.46%	7.16%
Index Comparisons (Reflects no deduction for fees, expenses or taxes) MFS Global Total Return Blended Index (gross div)	Index Comparisons (Reflects no deduction for fees, expenses or taxes) MFS Global Total Return Blended Index (gross div)	[1]	(0.62%)	1.84%	5.69%
[1]	The MFS Global Total Return Blended Index (gross div) was composed at period end of the following amounts of the following indices: 60% MSCI World Index (gross div) and 40% Barclays Capital Global Aggregate Bond Index.